Segment Reporting (Details)	12 Months Ended
Sep. 30, 2025 segment
Segment Reporting [Abstract]
Segment description	The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker(“CODM”) for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the CODM
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	chief operating decision maker
Operating segment	1